Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureEquityLineItems [Line Items]
Profit (loss), attributable to owners of parent		$ 19,875	$ 1,141	$ 10,151
Income from continuing operations attributable to owners of parent		19,875	1,141	7,660
Income from discontinued operations attributable to owners of parent				$ 2,491
[custom:WeightedAverageNumberOfCommonAndPreferredSharesOutstanding]		13,044,201,261	13,044,201,261	13,044,201,261
[custom:BasicAndDilutedEarningsLossPerShare]		$ 1.52	$ 0.09	$ 0.78
[custom:BasicAndDilutedEarningsLossPerShareFromContinuingOperations]		1.52	0.09	0.59
[custom:BasicAndDilutedEarningsLossPerAdsEquivalentDiscontinuedOperation]				0.19
[custom:BasicAndDilutedEarningsLossPerPerADSEquivalent]	[1]	3.04	0.18	1.56
[custom:BasicAndDilutedEarningsLossPerAdsEquivalentContinuedOperation]		$ 3.04	$ 0.18	1.18
[custom:BasicAndDilutedEarningsLossPerShareFromDiscontinuedOperations]				$ 0.38
Ordinary shares [member]
DisclosureEquityLineItems [Line Items]
Profit (loss), attributable to owners of parent		$ 11,339	$ 651	$ 5,791
Income from continuing operations attributable to owners of parent		$ 11,339	$ 651	4,370
Income from discontinued operations attributable to owners of parent				$ 1,421
[custom:WeightedAverageNumberOfCommonAndPreferredSharesOutstanding]		7,442,231,382	7,442,231,382	7,442,231,382
[custom:BasicAndDilutedEarningsLossPerShare]		$ 1.52	$ 0.09	$ 0.78
[custom:BasicAndDilutedEarningsLossPerShareFromContinuingOperations]		1.52	0.09	0.59
[custom:BasicAndDilutedEarningsLossPerAdsEquivalentDiscontinuedOperation]				0.19
[custom:BasicAndDilutedEarningsLossPerPerADSEquivalent]	[1]	3.04	0.18	1.56
[custom:BasicAndDilutedEarningsLossPerAdsEquivalentContinuedOperation]		$ 3.04	$ 0.18	1.18
[custom:BasicAndDilutedEarningsLossPerShareFromDiscontinuedOperations]				$ 0.38
Preference shares [member]
DisclosureEquityLineItems [Line Items]
Profit (loss), attributable to owners of parent		$ 8,536	$ 490	$ 4,360
Income from continuing operations attributable to owners of parent		$ 8,536	490	$ 3,290
Income from discontinued operations attributable to owners of parent			$ 1,070
[custom:WeightedAverageNumberOfCommonAndPreferredSharesOutstanding]		5,601,969,879	5,601,969,879	5,601,969,879
[custom:BasicAndDilutedEarningsLossPerShare]		$ 1.52	$ 0.09	$ 0.78
[custom:BasicAndDilutedEarningsLossPerShareFromContinuingOperations]		1.52	0.09	0.59
[custom:BasicAndDilutedEarningsLossPerAdsEquivalentDiscontinuedOperation]				0.19
[custom:BasicAndDilutedEarningsLossPerPerADSEquivalent]	[1]	3.04	0.18	1.56
[custom:BasicAndDilutedEarningsLossPerAdsEquivalentContinuedOperation]		$ 3.04	$ 0.18	1.18
[custom:BasicAndDilutedEarningsLossPerShareFromDiscontinuedOperations]				$ 0.38

[1]	Petrobras' ADSs are equivalent to two shares.